Note 23 - Subsequent Events (Details Textual) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	Jun. 28, 2018	Nov. 07, 2017	Jun. 28, 2017	Nov. 04, 2016	Jun. 24, 2016	Nov. 09, 2015	Jun. 26, 2015
Common Stock, Dividends, Per Share, Declared		¥ 13.50	¥ 13.50	¥ 13.50	¥ 11	¥ 11	¥ 11
Subsequent Event [Member]
Common Stock, Dividends, Per Share, Declared	¥ 13.50
Dividends, Common Stock, Cash	¥ 608,349